Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Document And Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	RNG
Entity Registrant Name	RingCentral Inc
Entity Central Index Key	0001384905
Entity Filer Category	Non-accelerated Filer